Assets Sold Under Agreements to Repurchase - Summary of Financial Information Relating to Assets Sold under Agreements to Repurchase (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets Sold under Agreements to Repurchase [Line Items]
Weighted-average interest rate	2.44%	2.33%	2.12%
Average balance	$ 3,382,528,000	$ 3,046,963,000	$ 2,311,273,000
Total interest expense	92,838,000	79,869,000	58,304,000
Maximum daily amount outstanding	5,573,021,000	4,710,412,000	$ 3,203,989,000
Unpaid principal balance	3,784,685,000	3,130,328,000
Assets sold under agreements to repurchase, At year end	$ 3,784,001,000	$ 3,128,780,000
Weighted-average interest rate	2.70%	2.33%
Available borrowing capacity, Committed	$ 518,932,000	$ 231,913,000
Available borrowing capacity, Uncommitted	1,092,253,000	661,756,000
Available borrowing capacity	1,611,185,000	893,669,000
Margin deposits placed with counterparties included in Other assets	29,634,000	7,268,000
Assets Sold Under Agreements to Repurchase [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Unamortized debt issuance costs	(684,000)	(1,548,000)
Mortgage-backed securities at fair value [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair value of assets securing agreements to repurchase	863,802,000	313,753,000
Mortgage loans acquired for sale at fair value [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair value of assets securing agreements to repurchase	1,627,010,000	1,204,462,000
Mortgage loans at fair value [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair value of assets securing agreements to repurchase	1,345,021,000	2,067,341,000
Real estate acquired in settlement of loans [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair value of assets securing agreements to repurchase	215,713,000	283,343,000
Deposits securing CRT Agreements [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair value of assets securing agreements to repurchase	414,610,000	0
Derivative assets related to CRT Agreements [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Fair value of assets securing agreements to repurchase	$ 9,078,000	$ 0